Commitments and Contingencies (Details) - Schedule of capital expenditure commitments	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	$ 599,107	[1]
Operating lease commitments	1,399,168
Total	1,998,275
Less than 1 year [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	359,464	[1]
Operating lease commitments	936,783
Total	1,296,247
1-3 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments	239,643	[1]
Operating lease commitments	414,607
Total	654,250
4-5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments	37,596
Total	37,596
More than 5 years [Member]
Commitments and Contingencies (Details) - Schedule of capital expenditure commitments [Line Items]
Service fee commitments		[1]
Operating lease commitments	10,182
Total	$ 10,182

[1]	(a) The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander comprised of a monthly fixed service fee and certain other fees as specified in the agreement. In 2022, the Company plans to acquire their own cash management system to replace Stander’s services, the acquisition cost of the system is approximately $1.1 million (THB36.7 million).